Segment Data (Schedule Of Operating Segment Results) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenue	$ 1,630,034	$ 1,694,367	$ 1,587,522	$ 1,618,097	$ 1,343,058	$ 1,696,336	$ 1,587,331	$ 1,602,494	$ 1,360,723	$ 4,602,736	$ 4,548,677	$ 6,243,044	$ 6,246,884	$ 6,161,352
Direct operating expenses	645,981	672,132	648,743	630,357	594,817	649,097	633,770	602,803	608,571	1,885,698	1,879,109	2,543,419	2,494,241	2,504,467
Selling, general and administrative expenses	429,687	423,803	411,354	411,341	403,363	431,355	407,501	401,479	426,083	1,266,092	1,226,058	1,649,861	1,666,418	1,604,524
Depreciation and amortization	175,865	191,582	177,330	179,734	182,182	189,730	182,350	181,839	175,366	524,798	539,246	730,828	729,285	763,306
Impairment charges	35	16,970	0	0	0	37,651	0	0	0	4,937	0	16,970	37,651	7,614
Corporate expenses	78,202	70,658	89,574	77,557	83,763	78,745	73,921	72,094	72,606	233,104	245,702	324,182	297,366	239,399
Other operating income, net	47,172	13,304	6,186	1,113	2,395	968	42,118	1,917	3,124	45,709	9,694	22,998	48,127	12,682
Operating income (loss)	347,436	332,526	266,707	320,221	81,328	310,726	331,907	346,196	81,221	733,816	668,256	1,000,782	1,070,050	1,054,724
Intersegment revenues	16,981		16,814							47,943	45,235	62,605	66,719	63,892
Segment assets	14,306,035	15,097,302				16,292,713				14,306,035		15,097,302	16,292,713	16,542,039
Capital expenditures	53,587		64,580							195,008	197,260	324,526	390,280	362,281
Share-based compensation expense	2,246		2,754							8,064	14,093	16,715	28,540	20,667
Scenario, Previously Reported [Member]
Segment Reporting Information [Line Items]
Direct operating expenses			646,113
Corporate expenses			92,204
Capital expenditures														363,974
iHM [Member]
Segment Reporting Information [Line Items]
Revenue	830,509		823,863							2,307,193	2,286,040	3,131,595	3,084,780	2,986,828
Direct operating expenses	242,517		249,084							678,681	685,099	931,976	878,626	857,622
Selling, general and administrative expenses	269,009		260,264							787,357	755,351	1,020,097	993,116	971,066
Depreciation and amortization	61,606		64,745							185,656	200,615	271,126	271,399	268,245
Impairment charges												0	0	0
Corporate expenses												0	0	0
Other operating income, net												0	0	0
Operating income (loss)	257,377		249,770							655,499	644,975	908,396	941,639	889,895
Intersegment revenues	10									10	0	0	0	0
Segment assets		8,064,671				8,201,798						8,064,671	8,201,798	8,364,246
Capital expenditures	9,336		22,171							30,020	58,335	75,742	65,821	50,198
Share-based compensation expense	0									0	0	0	0	0
Americas Outdoor Advertising [Member]
Segment Reporting Information [Line Items]
Revenue	329,500		331,346							917,404	952,832	1,290,452	1,279,257	1,252,725
Direct operating expenses	140,739		140,972							413,761	419,676	566,669	582,340	566,313
Selling, general and administrative expenses	55,257		55,739							158,789	165,232	220,732	211,245	198,989
Depreciation and amortization	48,973		48,530							144,094	144,256	196,597	192,023	211,009
Impairment charges												0	0	0
Corporate expenses												0	0	0
Other operating income, net												0	0	0
Operating income (loss)	84,531		86,105							200,760	223,668	306,454	293,649	276,414
Intersegment revenues	721		1,110							2,791	1,253	2,473	1,175	4,141
Segment assets		3,693,308				3,835,235						3,693,308	3,835,235	3,886,098
Capital expenditures	18,980		13,838							48,390	43,489	88,991	117,647	122,505
Share-based compensation expense	0									0	0	0	0	0
International Outdoor Advertising [Member]
Segment Reporting Information [Line Items]
Revenue	413,294		391,667							1,241,846	1,187,262	1,655,738	1,667,687	1,751,149
Direct operating expenses	260,095		255,122							781,730	762,167	1,028,059	1,021,152	1,064,562
Selling, general and administrative expenses	84,356		75,698							254,045	238,786	322,840	363,417	339,043
Depreciation and amortization	50,105		49,090							150,763	150,013	203,927	205,258	219,955
Impairment charges												0	0	0
Corporate expenses												0	0	0
Other operating income, net												0	0	0
Operating income (loss)	18,738		11,757							55,308	36,296	100,912	77,860	127,589
Intersegment revenues										0	0	0	80	0
Segment assets		2,029,687				2,256,309						2,029,687	2,256,309	2,166,173
Capital expenditures	22,860		19,983							84,215	68,683	108,548	150,129	166,044
Share-based compensation expense	0									0	0	0	0	0
Other [Member]
Segment Reporting Information [Line Items]
Revenue	73,712		57,460							184,236	167,778	227,864	281,879	234,542
Direct operating expenses	5,103		5,718							17,839	18,535	25,271	25,088	27,807
Selling, general and administrative expenses	35,563		34,314							107,521	105,556	140,241	152,394	147,481
Depreciation and amortization	8,389		9,925							25,763	29,797	39,291	45,568	49,827
Impairment charges												0	0	0
Corporate expenses												0	0	0
Other operating income, net												0	0	0
Operating income (loss)	24,657		7,503							33,113	13,890	23,061	58,829	9,427
Intersegment revenues	16,250		15,704							45,142	43,982	60,132	65,464	59,751
Segment assets		534,363				815,435						534,363	815,435	809,212
Capital expenditures	1,235		2,070							4,121	6,765	9,933	17,438	5,737
Share-based compensation expense	0									0	0	0	0	0
Corporate and other reconciling items [Member]
Segment Reporting Information [Line Items]
Revenue											0	0	0	0
Direct operating expenses											0	0	0	0
Selling, general and administrative expenses											0	0	0	0
Depreciation and amortization	6,792		5,040							18,522	14,565	19,887	15,037	14,270
Impairment charges	35									4,937		16,970	37,651	7,614
Corporate expenses	78,212		89,574							233,114	245,702	324,182	297,366	239,399
Other operating income, net	47,172		6,186							45,709	9,694	22,998	48,127	12,682
Operating income (loss)	(37,867)		(88,428)							(210,864)	(250,573)	(338,041)	(301,927)	(248,601)
Intersegment revenues										0	0	0	0	0
Segment assets		775,273				1,183,936						775,273	1,183,936	1,316,310
Capital expenditures	1,176		6,518							28,262	19,988	41,312	39,245	19,490
Share-based compensation expense	2,246		2,754							8,064	14,093	16,715	28,540	20,667
Eliminations [Member]
Segment Reporting Information [Line Items]
Revenue	(16,981)		(16,814)							(47,943)	(45,235)	(62,605)	(66,719)	(63,892)
Direct operating expenses	(2,473)		(2,153)							(6,313)	(6,368)	(8,556)	(12,965)	(11,837)
Selling, general and administrative expenses	(14,498)		(14,661)							(41,620)	(38,867)	(54,049)	(53,754)	(52,055)
Depreciation and amortization										0		0	0	0
Impairment charges												0	0	0
Corporate expenses	(10)									(10)		0	0	0
Other operating income, net												0	0	0
Operating income (loss)												0	0	0
Intersegment revenues												0	0	0
Segment assets		0				0						0	0	0
Capital expenditures												0	0	0
Share-based compensation expense												$ 0	$ 0	$ 0